Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 35,800,539	$ (11,082,377)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	35,009,473	(1,758,334)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,173,971	(5,558,370)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,087,569	2,231,768
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	26,163,425	(22,799,279)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,043,952	(1,020,430)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,798,631)	(1,863,568)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,249,736	334,750
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,089,451	26,916,795
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 791,066	$ (9,324,043)